Segments Results (Schedule of Components of Results of Operations by Segment) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 32,497	$ 29,486	$ 65,354	$ 58,743	$ 121,795
Gross profit	6,895	7,350	14,930	14,414	29,482
Sales and marketing	3,279	2,276	6,274	4,530	9,517
General and administrative	2,606	2,694	5,137	5,199	12,003
Operating income	1,010	2,380	3,519	4,685	7,962
Financial income (expenses), net	(200)	3	(370)	(269)	(153)
Income before taxes on income	810	2,383	3,149	4,416	7,809
Depreciation and amortization	2,496	2,142	4,887	4,294	9,280
Mobile Satellite Communication Services [Member]
Segment Reporting Information [Line Items]
Revenues	2,832	2,587	5,710	5,280	11,038
Gross profit	323	564	684	1,146	1,952
Depreciation and amortization	108	80	240	160	532
Content Management and Distribution Services [Member]
Segment Reporting Information [Line Items]
Revenues	29,665	26,899	59,644	53,463	110,757
Gross profit	6,572	6,786	14,246	13,268	27,530
Depreciation and amortization	$ 2,388	$ 2,062	$ 4,647	$ 4,134	$ 8,748